ORGANIZATION AND OPERATIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
ORGANIZATION AND OPERATIONS [Abstract]
ORGANIZATION AND OPERATIONS

NOTE 1 - ORGANIZATION AND OPERATIONS

STEVIA CORP. (FORMERLY INTERPRO MANAGEMENT CORP.)

Interpro Management Corp ("Interpro") was incorporated under the laws of the State of Nevada on May 21, 2007. Interpro focused on developing and offering web based software that was designed to be an online project management tool used to enhance an organization's efficiency through planning and monitoring the daily operations of a business. The Company discontinued its web-based software business upon the acquisition of Stevia Ventures International Ltd. on June 23, 2011.

On March 4, 2011, Interpro amended its Articles of Incorporation, and changed its name to Stevia Corp. ("Stevia" or the "Company") and effectuated a 35 for 1 (1:35) forward stock split of all of its issued and outstanding shares of common stock (the "Stock Split").

All shares and per share amounts in the consolidated financial statements have been adjusted to give retroactive effect to the Stock Split.

STEVIA VENTURES INTERNATIONAL LTD.

Stevia Ventures International Ltd. ("Ventures") was incorporated on April 11, 2011 under the laws of the Territory of the British Virgin Islands ("BVI"). Ventures owns certain rights relating to stevia production, including certain assignable exclusive purchase contracts and an assignable supply agreement related to stevia.

ACQUISITION OF STEVIA VENTURES INTERNATIONAL LTD. RECOGNIZED AS A REVERSE ACQUISITION

On June 23, 2011 (the "Closing Date"), the Company closed a voluntary share exchange transaction with Stevia Ventures International Ltd. ("Ventures") pursuant to a Share Exchange Agreement (the "Share Exchange Agreement") by and among the Company, Ventures and George Blankenbaker, the stockholder of Ventures (the "Ventures Stockholder").

Immediately prior to the Share Exchange Transaction on June 23, 2011, the Company had 79,800,000 common shares issued and outstanding. Simultaneously with the Closing of the Share Exchange Agreement, on the Closing Date, Mohanad Shurrab, a shareholder and, as of the Closing Date, the Company's former Director, President, Treasurer and Secretary, surrendered 33,000,000 shares of the Company's common stock to the Company for cancellation.

As a result of the Share Exchange Agreement, the Company issued 12,000,000 common shares for the acquisition of 100% of the issued and outstanding shares of Ventures. Of the 12,000,000 common shares issued 6,000,000 shares are being held in escrow pending the achievement by the Company of certain post-Closing business milestones (the "Milestones"), pursuant to the terms of the Make Good Escrow Agreement, between the Company, Greenberg Traurig, LLP, as escrow agent and the Ventures' Stockholder (the "Escrow Agreement"). Even though the shares issued only represented approximately 20.4% of the issued and outstanding common stock immediately after the consummation of the Share Exchange Agreement the stockholder of Ventures completely took over and controlled the board of directors and management of the Company upon acquisition.

As a result of the change in control to the then Ventures Stockholder, for financial statement reporting purposes, the merger between the Company and Ventures has been treated as a reverse acquisition with Ventures deemed the accounting acquirer and the Company deemed the accounting acquiree under the purchase method of accounting in accordance with section 805-10-55 of the FASB Accounting Standards Codification. The reverse merger is deemed a capital transaction and the net assets of Ventures (the accounting acquirer) are carried forward to the Company (the legal acquirer and the reporting entity) at their carrying value before the combination. The acquisition process utilizes the capital structure of the Company and the assets and liabilities of Ventures which are recorded at historical cost. The equity of the Company is the historical equity of Ventures retroactively restated to reflect the number of shares issued by the Company in the transaction.

FORMATION OF STEVIA ASIA LIMITED

On March 19, 2012, the Company formed Stevia Asia Limited ("Stevia Asia") under the laws of the Hong Kong Special Administrative Region ("HK SAR") of the People's Republic of China ("PRC"), a wholly-owned subsidiary. Stevia Asia is currently inactive.

FORMATION OF STEVIA TECHNEW LIMITED (FORMERLY HERO TACT LIMITED)

On April 28, 2012, Stevia Asia formed Hero Tact Limited, a wholly-owned subsidiary, under the laws of HK SAR, which subsequently changed its name to Stevia Technew Limited ("Stevia Technew"). Stevia Technew is intended to facilitate a joint venture relationship with the Company's technology partner, Guangzhou Health China Technology Development Company Limited, operating under the trade name Tech-New Bio-Technology ("TechNew") and its affiliates Technew Technology Limited.

NOTE 1 - ORGANIZATION AND OPERATIONS

STEVIA CORP. (FORMERLY INTERPRO MANAGEMENT CORP.)

Interpro Management Corp ("Interpro") was incorporated under the laws of the State of Nevada on May 21, 2007. Interpro focused on developing and offering web based software that was designed to be an online project management tool used to enhance an organization's efficiency through planning and monitoring the daily operations of a business. The Company discontinued its web-based software business upon the acquisition of Stevia Ventures International Ltd. on June 23, 2011.

On March 4, 2011, Interpro amended its Articles of Incorporation, and changed its name to Stevia Corp. ("Stevia" or the "Company") and effectuated a 35 for 1 (1:35) forward stock split of all of its issued and outstanding shares of common stock (the "Stock Split").

All shares and per share amounts in the consolidated financial statements have been adjusted to give retroactive effect to the Stock Split.

STEVIA VENTURES INTERNATIONAL LTD.

Stevia Ventures International Ltd. ("Ventures") was incorporated on April 11, 2011 under the laws of the Territory of the British Virgin Islands ("BVI"). Ventures owns certain rights relating to stevia production, including certain assignable exclusive purchase contracts and an assignable supply agreement related to stevia.

ACQUISITION OF STEVIA VENTURES INTERNATIONAL LTD. RECOGNIZED AS A REVERSE ACQUISITION

On June 23, 2011 (the "Closing Date"), the Company closed a voluntary share exchange transaction with Stevia Ventures International Ltd. ("Ventures") pursuant to a Share Exchange Agreement (the "Share Exchange Agreement") by and among the Company, Ventures and George Blankenbaker, the stockholder of Ventures (the "Ventures Stockholder").

Immediately prior to the Share Exchange Transaction on June 23, 2011, the Company had 79,800,000 common shares issued and outstanding. Simultaneously with the Closing of the Share Exchange Agreement, on the Closing Date, Mohanad Shurrab, a shareholder and, as of the Closing Date, the Company's former Director, President, Treasurer and Secretary, surrendered 33,000,000 shares of the Company's common stock to the Company for cancellation.

As a result of the Share Exchange Agreement, the Company issued 12,000,000 common shares for the acquisition of 100% of the issued and outstanding shares of Ventures. Of the 12,000,000 common shares issued 6,000,000 shares are being held in escrow pending the achievement by the Company of certain post-Closing business milestones (the "Milestones"), pursuant to the terms of the Make Good Escrow Agreement, between the Company, Greenberg Traurig, LLP, as escrow agent and the Ventures' Stockholder (the "Escrow Agreement"). Even though the shares issued only represented approximately 20.4% of the issued and outstanding common stock immediately after the consummation of the Share Exchange Agreement the stockholder of Ventures completely took over and controlled the board of directors and management of the Company upon acquisition.

As a result of the change in control to the then Ventures Stockholder, for financial statement reporting purposes, the merger between the Company and Ventures has been treated as a reverse acquisition with Ventures deemed the accounting acquirer and the Company deemed the accounting acquiree under the purchase method of accounting in accordance with section 805-10-55 of the FASB Accounting Standards Codification. The reverse merger is deemed a capital transaction and the net assets of Ventures (the accounting acquirer) are carried forward to the Company (the legal acquirer and the reporting entity) at their carrying value before the combination. The acquisition process utilizes the capital structure of the Company and the assets and liabilities of Ventures which are recorded at historical cost. The equity of the Company is the historical equity of Ventures retroactively restated to reflect the number of shares issued by the Company in the transaction.

FORMATION OF STEVIA ASIA LIMITED

On March 19, 2012, the Company formed Stevia Asia Limited ("Stevia Asia") under the laws of the Hong Kong Special Administrative Region ("HK SAR") of the People's Republic of China ("PRC"), a wholly-owned subsidiary. Stevia Asia is currently inactive.